Convertible Debenture (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Convertible Debt (Details)
Balance, beginning		$ 0	$ 0
Issuance of convertible debenture		1,128,750	0
Interest and accretion expense	$ 176,090	98,392	0
Interest paid		(72,623)
Interest advanced		(88,821)
Foreign exchange adjustment		(133)	0
Balance, ending		$ 1,065,565	$ 0